Equity - Capital (Details) - EUR (€)		6 Months Ended
	Jun. 03, 2025	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of classes of share capital [line items]
Nominal amount		€ 7,443,000,000		€ 7,576,000,000
Number of shares outstanding (in shares)		14,885,325,372		15,152,492,322
Par value per share (in euro per share)		€ 0.50		€ 0.50
Reduction of issued capital		€ 0	€ 93,000,000
(-) Own shares
Disclosure of classes of share capital [line items]
Reduction of issued capital	€ 133,583,475	€ (1,587,000,000)	€ (2,769,000,000)
Redemption of treasury shares (in shares)	267,166,950